                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:_________
This Amendment:         [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Taconic Capital Advisors LLC
Address:          375 Park Avenue, Suite 1904
                  New York, NY  10152

Form 13F File Number:  28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robin S. Rothstein
Chief Financial Officer
(212) 209-3150

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein           Washington, DC               May 11, 2000
----------------------           --------------               ------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                                        ----------------
Form 13F Information Table Entry Total:                       84
                                                        ----------------
Form 13F Information Table Value Total:                       251,668
                                                        ----------------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NONE

                           FORM 13F INFORMATION TABLE

                                                                  VALUE        SHRS OR      SH/      PUT/       INVESTMENT
       NAME OF ISSUER          TITLE OF CLASS       CUSIP        (x$1000)      PRN AMT      PRN      CALL       DISCRETION
       --------------          --------------       -----        --------      -------      ---      ----       ----------
3Com Corp                          common        885535104          617         11,100       SH                    sole
Aerial Communications              common        007655103          511          9,000       SH                    sole
Aetna Inc                          common        008117103         1388         25,000       SH                    sole
Alcatel SA                       Spnsrd ADR      013904305         4989        115,700       SH                    sole
Amdocs Ltd.                         Ord          G02602103         1100         14,868       SH                    sole
AMFM Inc.                          common        001693100         3075         49,500       SH                    sole
Arcadia Financial Ltd.             common        039101100          650        130,000       SH                    sole
Aspect Development Inc.            common        045234101         1748         27,160       SH                    sole
Banknorth Group Inc. Del           common        06646L100         4366        162,826       SH                    sole
BCE Inc.                           common        05534B109         2509         20,000       SH                    sole
Boise Cascade Office Prod          common        097403109          614         37,500       SH                    sole
Cadillac Fairview Corp             common        126929207         3979        170,000       SH                    sole
CBS Corporation                    common        12490K107         9017        159,241       SH                    sole
C-Cube Microsystems Inc            common        125015107         2607         35,800       SH                    sole
Champion Intl Corp                 common        158525105          330          6,200       SH                    sole
Coastal Corp                       common        190441105         1886         41,000       SH                    sole
Columbia Energy Group              common        197648108         1315         22,200       SH                    sole
Concentric Network Corp            common        20589R107         3911         71,100       SH                    sole
Cordant Technologies Inc           common        218412104         3507         62,000       SH                    sole
Corning Inc                        common        219350105         4656         24,000       SH                    sole
Critical Path Inc                  common        22674V100         2066         24,300       SH                    sole
Digital Insight Corp               common        25385P106         1998         38,982       SH                    sole
DII Group Inc                      common        232949107         3550         31,400       SH                    sole
Dime Bancorp                       common        25429Q102         1674         90,500       SH                    sole
Doubleclick Inc                    common        258609304         2528         27,000       SH                    sole
Duff & Phelps Cr Rating            common        26432F109         1495         15,000       SH                    sole
Dynegy Inc New                     common        26816Q101         3290         52,440       SH                    sole
Eastern Enterprises                common        27637F100         2994         50,000       SH                    sole
Esat Telecom Group PLC             common        26883Y102         1648         16,500       SH                    sole
Etec Sys Inc                       common        26922C103         2244         18,000       SH                    sole
E-Tek Dynamics Inc                 common        269240107         1176          5,000       SH                    sole
Exxon Mobil Corp                   common        30231G102         3079         39,500       SH                    sole
Financial Sec Assurn Hldgs         common        31769P100         3305         45,000       SH                    sole
General Elec Co                    common        369604103         3253         20,900       SH                    sole
Informix Corp                      common        456779107         3433        202,700       SH                    sole

                                       OTHER                VOTING AUTHORITY
       NAME OF ISSUER                 MANAGERS         SOLE         SHARED      NONE
       --------------                 --------         ----         ------      ----
3Com Corp                                                11,100
Aerial Communications                                     9,000
Aetna Inc                                                25,000
Alcatel SA                                              115,700
Amdocs Ltd.                                              14,868
AMFM Inc.                                                49,500
Arcadia Financial Ltd.                                  130,000
Aspect Development Inc.                                  27,160
Banknorth Group Inc. Del                                162,826
BCE Inc.                                                 20,000
Boise Cascade Office Prod                                37,500
Cadillac Fairview Corp                                  170,000
CBS Corporation                                         159,241
C-Cube Microsystems Inc                                  35,800
Champion Intl Corp                                        6,200
Coastal Corp                                             41,000
Columbia Energy Group                                    22,200
Concentric Network Corp                                  71,100
Cordant Technologies Inc                                 62,000
Corning Inc                                              24,000
Critical Path Inc                                        24,300
Digital Insight Corp                                     38,982
DII Group Inc                                            31,400
Dime Bancorp                                             90,500
Doubleclick Inc                                          27,000
Duff & Phelps Cr Rating                                  15,000
Dynegy Inc New                                           52,440
Eastern Enterprises                                      50,000
Esat Telecom Group PLC                                   16,500
Etec Sys Inc                                             18,000
E-Tek Dynamics Inc                                        5,000
Exxon Mobil Corp                                         39,500
Financial Sec Assurn Hldgs                               45,000
General Elec Co                                          20,900
Informix Corp                                           202,700


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
Inprise Corp                       common      45766C102               238         35,000  SH                      sole
Interleaf Inc                      common      458729209              1175         25,000  SH                      sole
IPC Communications Inc             common      44980K206               515          2,500  SH                      sole
IRI International Corp             common      45004F107              1271        134,700  SH                      sole
Iron Mtn Inc PA                    common      462846106              1394         40,920  SH                      sole
JDS Uniphase Corp                  common      46612J101              8279         68,672  SH                      sole
LG&E Energy Corp                   common      501917108              2631        115,000  SH                      sole
Liposome Inc                       common      536310105              2640        151,100  SH                      sole
MCN Energy Group Inc               common      55267J100              3398        135,900  SH                      sole
Mediaone Group Inc                 common      58440J104              8100        100,000  SH                      sole
Medtronic Inc                      common      585055106              2839         55,200  SH                      sole
Metamor Worldwide Inc              common      59133P100               708         25,000  SH                      sole
Mirage Resorts Inc                 common      60462E104              1356         70,000  SH                      sole
MMI Co Inc                         common      553087107              1294        131,000  SH                      sole
Monsanto Co                        common      611662107              9682        188,000  SH                      sole
Motorola                           common      620076109              7534         51,600  SH                      sole
New Century Energies Inc           common      64352U103              5697        189,500  SH                      sole
Newbridge Networks Corp            common      650901101              1622         50,000  SH                      sole
Nortel Networks Corp               common      656569100             12181         96,582  SH                      sole
One Valley Bancorp Inc             common      682419106              1042         30,100  SH                      sole
Pairgain Technologies Inc          common      695934109               972         52,000  SH                      sole
Pimco Advisors Hldgs LP            common      69338P102              2578         67,300  SH                      sole
Precision Response Corp            common      740314109              2556        105,400  SH                      sole
Providence Energy Corp             common      743743106              1540         40,600  SH                      sole
PSInet Inc                         common      74437C101              2333         68,600  SH                      sole
Shire Pharmaceuticals Grp        Spnsr ADR     82481R106              7180        140,100  SH                      sole
Silknet Software Inc               Common      827094103               311          3,000  SH                      sole
St. Laurent Paperboard Inc         common      790907109              2650        134,600  SH                      sole
Sterling Software Inc              common      859547101              2446         74,700  SH                      sole
Telecomunicacoes DE S.P.         Spnsr ADR     87929A102               478         16,100  SH                      sole
Telefonica Argentina            Spnsr ADR B    879378206              1923         49,000  SH                      sole
Telesudeste Celular Part        Spn ADR Pfd    879252104               370          7,400  SH                      sole
Terra Nova Bermuda Hldgs          Ord Cl A     G87615103               113          5,000  SH                      sole
Texas Instrs Inc                   common      882508104              5344         33,400  SH                      sole
Time Warner Inc                    common      887315109              2600         26,000  SH                      sole
Times Mirror Co New                common      887364107              4461         48,000  SH                      sole
Titan Corp                         common      888266103              2334         45,759  SH                      sole
Total Fina SA                    Spnsr ADR     89151E109              5993         81,400  SH                      sole
Travelers Ppty Cas Corp             Cl A       893939108              2681         65,000  SH                      sole
Tumbleweed Comm Corp               common      899690101              1435         12,300  SH                      sole

Inprise Corp                                             35,000
Interleaf Inc                                            25,000
IPC Communications Inc                                    2,500
IRI International Corp                                  134,700
Iron Mtn Inc PA                                          40,920
JDS Uniphase Corp                                        68,672
LG&E Energy Corp                                        115,000
Liposome Inc                                            151,100
MCN Energy Group Inc                                    135,900
Mediaone Group Inc                                      100,000
Medtronic Inc                                            55,200
Metamor Worldwide Inc                                    25,000
Mirage Resorts Inc                                       70,000
MMI Co Inc                                              131,000
Monsanto Co                                             188,000
Motorola                                                 51,600
New Century Energies Inc                                189,500
Newbridge Networks Corp                                  50,000
Nortel Networks Corp                                     96,582
One Valley Bancorp Inc                                   30,100
Pairgain Technologies Inc                                52,000
Pimco Advisors Hldgs LP                                  67,300
Precision Response Corp                                 105,400
Providence Energy Corp                                   40,600
PSInet Inc                                               68,600
Shire Pharmaceuticals Grp                               140,100
Silknet Software Inc                                      3,000
St. Laurent Paperboard Inc                              134,600
Sterling Software Inc                                    74,700
Telecomunicacoes DE S.P.                                 16,100
Telefonica Argentina                                     49,000
Telesudeste Celular Part                                  7,400
Terra Nova Bermuda Hldgs                                  5,000
Texas Instrs Inc                                         33,400
Time Warner Inc                                          26,000
Times Mirror Co New                                      48,000
Titan Corp                                               45,759
Total Fina SA                                            81,400
Travelers Ppty Cas Corp                                  65,000
Tumbleweed Comm Corp                                     12,300

US TR Corp New                     common      91288L105              3621         19,131  SH                      sole
Union Carbide Corp                 common      905581104              4706         80,700  SH                      sole
US Food Service                    common      90331R101              5032        195,400  SH                      sole
Voicestream Wireless Corp          common      928615103              3399         26,391  SH                      sole
Warner Lambert Co                  common      934488107              8548         87,500  SH                      sole
Wells Fargo Company                common      949746101              1360         33,383  SH                      sole
Wesley Jessen Visioncare           common      951018100              3669        102,100  SH                      sole
Westwood One Inc                   common      961815107              3861        106,500  SH                      sole
Wind River Systems Inc             common      973149107              3070         84,700  SH                      sole

                                                                -----------
TOTAL VALUE                                                         251668

US TR Corp New                                           19,131
Union Carbide Corp                                       80,700
US Food Service                                         195,400
Voicestream Wireless Corp                                26,391
Warner Lambert Co                                        87,500
Wells Fargo Company                                      33,383
Wesley Jessen Visioncare                                102,100
Westwood One Inc                                        106,500
Wind River Systems Inc                                   84,700